Franchise Arrangements (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Franchise Arrangements [Line Items]
Property and equipment, net	$ 890,736	$ 847,966
Property And Equipment Under Franchise Arrangements [Member]
Franchise Arrangements [Line Items]
Property and equipment, net	138,587	140,000
Land	$ 41,057	$ 39,273
Initial Franchise Fee [Member]
Franchise Arrangements [Line Items]
Finite-lived intangible asset, useful life	20 years